                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07344

Morgan Stanley California Insured Municipal Income Trust
                          (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                              (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY CALIFORNIA INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS July 31, 2006 (unaudited)

       PRINCIPAL
       AMOUNT IN                                                                       COUPON      MATURITY
       THOUSANDS                                                                        RATE         DATE               VALUE
       ---------                                                                        ----         ----               -----

                     CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (136.2%)
                     General Obligation  (6.9%)
               780   California, Various Purpose Ser 2005 Dtd 04/01/93 (FSA)            5.50%       04/01/19           $   782,114
                     Los Angeles Unified School District,
             4,000     2003 Ser A (MBIA)                                                5.25        07/01/19             4,288,160
             2,000     Ser 2006 F (MBIA)                                                5.00        07/01/30             2,078,400
             3,000   Oakland, Ser 2003 A (MBIA)                                         5.00        01/15/33             3,080,640
             1,000   San Francisco City & County, Laguna Honda Hospital                 6.56##      06/15/30             1,119,120
            ------     RITES PA 1387 (FSA)
            10,780                                                                                                      11,348,434
            ------                                                                                                      ----------

                     Educational Facilities Revenue  (8.9%)
                     California State University,
             2,000     Ser 2003 A (FGIC)                                                5.25        11/01/21             2,127,020
             2,000     Ser 2005 A (Ambac)                                               5.00        11/01/35             2,064,960
                     University of California,
             2,000     Ser 2003 B (Ambac)                                               5.00        05/15/22             2,082,260
             5,000     Multi Purpose Ser 2003 Q (FSA)                                   5.00        09/01/23             5,187,950
             1,000     Limited Projects Ser 2005 B (FSA)                                5.00        05/15/30             1,033,480
             2,000     Multi Purpose Ser Q (FSA)                                        5.00        09/01/31             2,061,840
            ------                                                                                                      ----------
            14,000                                                                                                      14,557,510
            ------                                                                                                      ----------

                     Electric Revenue  (10.8%)
                     Los Angeles Department of Water & Power,
             4,000     2001 Ser A (FSA)                                                 5.25        07/01/21             4,201,000
             5,000     2003 Ser A Subser A-2 (MBIA)                                     5.00        07/01/27             5,157,500
             4,000   Modesto Irrigation District, Ser 2001 A COPs (FSA)                 5.00        07/01/26             4,096,000
             2,150   Turlock Irrigation District, Refg 1998 Ser A (MBIA)                5.00        01/01/26             2,187,689
             2,000   Puerto Rico Electric Power Authority, Ser RR (XLCA)                5.00        07/01/30             2,070,480
            ------                                                                                                      ----------
            17,150                                                                                                      17,712,669
            ------                                                                                                      ----------

                     Hospital Revenue  (5.6%)
             2,830   California Health Facilities Financing Authority,                  5.75        07/01/23             2,838,943
                       Children's Hospital San Diego Ser 1993 (MBIA)
             6,000   University of California, UCLA Medical Center                      5.25        05/15/30             6,283,560
            ------     Ser 2004A (Ambac)                                                                                ----------
             8,830                                                                                                       9,122,503
            ------                                                                                                      ----------

                     Mortgage Revenue - Single Family  (3.2%)
             5,000   California Department of Veterans Affairs, Home Purchase           5.35        12/01/27             5,277,700
            ------     2002 Ser A (Ambac)                                                                               ----------

                     Public Facilities Revenue  (15.9%)
             2,000   Kern County Board of Education, Refg Ser 2006 A COPs (MBIA)        5.00        06/01/31             2,061,780
             5,000   Modesto, Community Center Refg 1993 Ser A COPs (Ambac)             5.00        11/01/23             5,362,800
             2,000   Sacramento City Financing Authority, 2003 Capital                  5.00        12/01/33             2,056,100
                       Improvement (Ambac)
             5,000   San Francisco Redevelopment Agency, George R Moscone               5.25        07/01/18             5,325,500
                       Convention Center Refg Ser 2002 (FSA)
             8,000   San Jose Financing Authority, Civic Center Ser 2002 B (Ambac)      5.00        06/01/37             8,173,120
             1,000   Simi Valley Public Financing Authority, Ser 2004 COPs (Ambac)      5.00        09/01/30             1,026,370
             2,000   Val Verde Unified School District, Ser 2005 B COPs (FGIC)          5.00        01/01/35             2,051,720
            ------                                                                                                      ----------
            25,000                                                                                                      26,057,390
            ------                                                                                                      ----------

                     Tax Allocation Revenue  (16.9%)
                     Burbank Public Financing Authority,
             1,300     Golden State Redev 2003 Ser A (Ambac)                            5.25        12/01/22             1,376,479
             1,500     Golden State Redev 2003 Ser A (Ambac)                            5.25        12/01/23             1,585,350
             1,000   Capistrano Unified School District, Community Facilities           5.00        09/01/29             1,035,020
                       District #98-2 Ladera Ser 2005 (FGIC)
             2,000   Chula Vista Public Financing Authority, Ser A 2005 (MBIA)          5.00        09/01/29             2,059,520
             2,000   Culver City Redevelopment Agency, Ser 2005 A (Ambac)               5.00        11/01/25             2,070,240
             3,000   La Quinta Financing Authority, Local Agency 2004 Ser A (Ambac)     5.25        09/01/24             3,193,800
             2,000   La Quinta Redevelopment Agency,  Area #1 Ser 2002 (Ambac)          5.00        09/01/22             2,080,120
                     Long Beach Bond Finance Authority,
               450     Downtown N Long Beach Poly High & West Beach 2002                5.375       08/01/18               483,088
                          Ser A (Ambac)
             2,000     Housing & Gas Utility 2005 Ser A (Ambac)                         5.00        08/01/40             2,041,260
             3,000   Milpitas Redevelopment Agency,  Area #1 Ser 2003 (MBIA)            5.00        09/01/22             3,107,490
             6,000   Poway Redevelopment Agency, Pagway DRIVERS Ser 372 (MBIA)          6.54##      06/15/11             6,636,780
             2,000   San Jose Redevelopment Agency, Merged Area Ser 2002 (MBIA)         5.00        08/01/32             2,034,400
            ------                                                                                                      ----------
            26,250                                                                                                      27,703,547
            ------                                                                                                      ----------

                     Transportation Facilities Revenue  (20.0%)
             2,750   Long Beach Harbor, Ser 1995 (AMT) (MBIA)                           5.00        05/15/24             2,833,627
            10,000   Los Angeles, Harbor Department 2001 A (Ambac)                      5.00        08/01/25            10,332,400
             5,000   Los Angeles County Metropolitan Transportation Authority,          5.25        07/01/30             5,215,050
                       Sales Tax Ser 2000 A (FGIC)
             3,000   Port of Oakland, 2000 Ser K (AMT) (FGIC)                           5.875       11/01/17             3,185,820
             5,000   San Francisco Airports Commission, San Francisco Int'l             5.25        05/01/26             5,129,400
                       Airport Refg Issue 27A (AMT) (MBIA)
             2,000   San Joaquin Hills Transportation Corridor Agency, Toll Road        5.25        01/15/30             2,048,640
                       Refg Ser 1997 A (MBIA)
             4,000   San Jose, Airport Ser 2001 A (FGIC)                                5.00        03/01/25             4,084,320
            ------                                                                                                      ----------
            31,750                                                                                                      32,829,257
            ------                                                                                                      ----------

                     Water & Sewer Revenue  (29.7%)
             3,000   California Department of Water Resources, Central Valley           5.25        12/01/19             3,213,780
                       Ser Y (FGIC)
             1,000   Camarillo Public Finance Authority, Wastewater Ser 2005            5.00        06/01/36             1,029,300
                       (Ambac)
                     Contra Costa Water District,
             5,060     Refg Ser L (FSA)                                                 5.00        10/01/20             5,291,900
             2,135     Refg Ser L (FSA)                                                 5.00        10/01/21             2,224,948
             2,240     Refg Ser L (FSA)                                                 5.00        10/01/22             2,333,386
             3,000   East Bay Municipal Utility District, Water Ser 2001 (MBIA)         5.00        06/01/26             3,080,070
             1,000   Eastern Municipal Water District, Water & Sewer Ser 2006           5.00        07/01/32             1,030,720
                       A COPs (MBIA)
             7,000   Los Angeles Wastewater, Refg Ser 2003 B (FSA)                      5.00        06/01/22             7,288,330
                     Metropolitan Waterworks District of Southern California,
             4,000     2003 Ser B-1 (FGIC)                                              5.00        10/01/33             4,117,400
             2,000     2003 Ser B-1 (FGIC)                                              5.00        10/01/36             2,057,480
             3,000   Sacramento Financing Authority, Water & Capital Improvement        5.00        12/01/26             3,080,070
                       2001 Ser A (Ambac)
             4,000   San Diego County Water Authority, Ser 2004 A COPs (FSA)            5.00        05/01/29             4,127,000
             5,000   San Francisco Public Utilities Commission, Water Refg Ser A        5.00        11/01/31             5,114,250
                       2001 (FSA)
             4,690   Santa Maria, Local Water & Refg Ser 1993 COPs (FGIC)               5.50        08/01/21             4,696,191
            ------                                                                                                      ----------
            47,125                                                                                                      48,684,825
            ------                                                                                                      ----------

                     Other Revenue  (4.5%)
             3,000   California, Economic Recovery Ser 2004 A (MBIA)                    5.00        07/01/15             3,213,330
             4,000   Golden State Tobacco Securitization Corporation,                   5.00        06/01/38             4,104,600
             -----   Enhanced Asset Backed Ser 2005 A (FGIC)                                                            ----------
             7,000                                                                                                       7,317,930
             -----                                                                                                      ----------

                     Refunded (13.8%)
             6,000   California Department of Water Resources, Power Supply             5.375       05/01/12+            6,556,320
                       Ser 2002 A (Ambac)
             4,000   California Infrastructure and Economic Development Bank,           5.25        07/01/13+            4,353,560
                       Bay Area Toll Bridges Seismic Retrofit First Lien
                       Ser 2003 A (FSA)
             2,000   San Diego Unified School District,1998 Ser C (FSA)                 5.00        07/01/11#            2,129,160
             1,125   San Francisco Bay Area Rapid Transit District, Sales Tax           5.00        07/01/08+            1,146,982
                       Ser 1998 (Ambac)
                     Puerto Rico Infrastructure Financing Authority,
             3,000     2000 Ser A (ETM)                                                 5.375       10/01/24             3,191,160
             5,000     2000 Ser A (ETM)                                                 5.50        10/01/32             5,328,500
            ------                                                                                                     -----------
            21,125                                                                                                      22,705,682
            ------                                                                                                     -----------

           214,010   TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (Cost $216,085,318)                                   223,317,447
           -------                                                                                                     -----------

                     CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL OBLIGATIONS (2.0%)
             2,000   California, Ser 2004-5 (Demand 08/01/06)                           3.59*       05/01/34             2,000,000
               200   Irvine Assessment District No. 97-16, Improvement Bond Act         3.59*       09/02/22               200,000
                       1915 Ser A (Demand 08/01/06)
             1,000   Metropolitan Water District of Southern California, Water 2000     3.59*       07/01/35             1,000,000
             -----     Ser B-1 (Demand 08/01/06)                                                                       -----------
             3,200   TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL OBLIGATIONS (Cost $3,200,000)                      3,200,000
             -----                                                                                                     -----------

          $217,210   TOTAL INVESTMENTS (Cost $219,285,318)(a)                           138.2%                         226,517,447
          ========
                     OTHER ASSETS IN EXCESS OF LIABILITIES                                1.5                            2,496,639
                     PREFERRED SHARES OF BENEFICIAL INTEREST                            (39.7)                         (65,040,578)
                                                                                        ------                        ------------
                     NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                       100.0%                        $163,973,508
                                                                                        ======                        ============

------------------------
Note:   The categories of investments are shown as a percentage of net assets applicable to common shareholders.

       AMT        Alternative Minimum Tax.
      COPs        Certificates of Participation.
   DRIVERS        Derivative Inverse Tax-Exempt Receipts (Illiquid security).
       ETM        Escrowed to Maturity.
     RITES        Residual Interest Tax-Exempt Securities (Illiquid security).
         +        Prerefunded to call date shown.
         #        Crossover refunded to call date shown.
        ##        Current coupon rate for inverse floating rate municipal
                  obligation. This rate resets periodically as the auction rate on the related security changes. Position in inverse floating rate municipal obligation has a total value of $7,755,900
                  which represents 4.7% of net assets applicable to common
                  shareholders.
         *        Current coupon of variable rate demand obligation.
       (a)        The aggregate cost for federal income tax purposes
                  approximates the aggregate cost for book purposes. The
                  aggregate gross unrealized appreciation is $7,505,812 and the aggregate gross unrealized depreciation is $273,683 resulting in net unrealized appreciation of $7,232,129.

Bond Insurance:
---------------
     Ambac        Ambac Assurance Corporation.
     FGIC         Financial Guaranty Insurance Company.
      FSA         Financial Security Assurance Inc.
     MBIA         Municipal Bond Investors Assurance Corporation.
     XLCA         XL Capital Assurance Inc

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Insured Municipal Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 21, 2006

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley California
     Insured Municipal Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 21, 2006
                                                   /s/ Ronald E. Robison
                                                   Ronald E. Robison
                                                   Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley California
     Insured Municipal Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 21, 2006
                                                    /s/ Francis Smith
                                                    Francis Smith
                                                    Principal Financial Officer

                                       5